Pension and Other Employee Obligations - Schedule of Composition of Planned Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Deposit	$ 116,768	$ 118,121